UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street; Omaha, NE  68130

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares				Value

	COMMON STOCK - 68.8%
	BEVERAGES - 2.4%
89,000	SkyPeople Fruit Juice, Inc. *			$ 204,700

	COMMERCIAL SERVICES - 5.5%
20,000	Clean Energy Fuels Corp. *+			260,000
324,100	Hooper Holmes, Inc. *			149,086
129,988	Rainmaker Systems, Inc. *			57,845
				466,931
	COMPUTERS - 10.9%
600	Apple, Inc.			265,578
10,000	Cisco Systems, Inc. +			209,100
16,000	Dell, Inc.			229,280
1,000	International Business Machines Corp.			213,300
				917,258
	FOREST PRODUCTS & PAPER - 0.9%
1,000	Domtar Corp. +			77,620

	INTERNET - 2.5%
9,000	Yahoo! Inc. *+			211,770

	MINING - 4.4%
4,000	Silver Wheaton Corp. +			125,400
69,500	Sprott Resource Lending Corp.			95,910
10,000	Yamana Gold, Inc. +			153,500
				374,810
	OFFICE/BUSINESS EQUIPMENT - 4.0%
39,000	Xerox Corp.			335,400

	OIL & GAS - 19.4%
60,000	Advantage Oil & Gas Ltd. *			220,200
4,000	Canadian Oil Sands Ltd.			82,440
1,500	ConocoPhillips			90,150
194,301	Constellation Energy Partners LLC *			334,198
2,500	Devon Energy Corp. +			141,050
13,000	Enerplus Corp.			189,930
1,200	Occidental Petroleum Corp.			94,044
40,000	Pengrowth Energy Corp.			204,000
2,400	Texas Pacific Land Trust			169,152
66,942	US Energy Corp. Wyoming *			111,124
				1,636,288
	PHARMACEUTICALS - 2.9%
5,900	Bristol-Myers Squibb Co.			243,021

	REAL ESTATE INVESTMENT TRUSTS - 3.2%
5,000	Government Properties Income Trust			128,650
5,000	Mack-Cali Realty Corp.			143,050
				271,700
	SEMICONDUCTORS - 7.3%
40,000	GT Advanced Technologies, Inc. *			131,600
20,000	Micron Technology, Inc. *			199,600
8,500	OmniVision Technologies, Inc. *			117,130
250	Samsung Electronics Co. Ltd. - GDR			168,000
				616,330
	SOFTWARE - 2.5%
7,500	Microsoft Corp.			214,575

	TELECOMMUNICATIONS - 2.9%
4,000	AT&T, Inc.			146,760
1,900	Verizon Communications, Inc.			93,385
				240,145

	TOTAL COMMON STOCK (Cost - $5,808,983)			5,810,548

	CLOSED-END FUNDS - 15.3%
	DEBT FUNDS - 5.7%
11,000	Aberdeen Global Income Fund, Inc.			151,580
10,000	Cohen & Steers Infrastructure Fund, Inc.			206,900
7,900	First Asset Diversified Convertible Debenture Fund			126,328
				484,808
	COMMODITY FUND - 3.1%
8,000	Central Fund of Canada Ltd. - Cl. A			154,960
5,000	Nuveen Diversified Commodity Fund			103,750
				258,710
	EQUITY FUND - 2.7%
17,672	S&P Quality Rankings Global Equity Managed Trust			227,439

	OIL & GAS FUND - 3.8%
11,561	Tortoise MLP Fund, Inc.			325,442

	TOTAL CLOSED-END FUNDS (Cost - $1,158,262)			1,296,399

	EXCHANGE TRADED FUNDS - 5.4%
	COMMODITY FUNDS - 3.4%
3,000	ETFS Physical Silver Shares *			84,180
1,714	Global X Lithium ETF			23,430
13,000	Sprott Physical Gold Trust *			175,890
				283,500
	EQUITY FUND - 2.0%
5,500	ProShares Short Dow30 *			168,630

	TOTAL EXCHANGE TRADED FUNDS (Cost - $500,210)			452,130

	OPTIONS PURCHASED - 0.0%
	PUT OPTIONS - 0.0%
200	Micron Technology, Inc., April 2013, Call @ $9 (Cost - $2,311)			2,000

Principal Amount		Coupon Rate (%)	Maturity	Value

	BONDS & NOTES - 0.4%
	MISCELLANEOUS MANUFACTURING - 0.4%
$ 250,000	Eastman Kodak Co. *^ (Cost - $224,688)	7.0000	4/1/2017	33,750

	TOTAL INVESTMENTS - 89.9% (Cost - $7,694,454) (a)			$ 7,594,827
	OTHER ASSETS AND LIABILITIES - NET - 10.1%			853,508
	TOTAL NET ASSETS - 100.0%			$ 8,448,335

* Non-Income producing security.
+ All or part of these securities were held as collateral for written call options as of March 31, 2013.

 ^ Represents issuer in default on interest payments and is therefore considered a non-interest producing security. On January 19, 2012, Eastman Kodak filed for bankruptcy protection, and previously accrued interest has been written off.

GDR - Global Depositary Receipt
MLP - Master Limited Partnership

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including call options written, is $7,818,767 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 783,340
	Unrealized depreciation			(1,049,310)
	Net unrealized depreciation			$ (265,970)

Contracts **				Value
	CALL OPTIONS WRITTEN
50	Cisco Systems, Inc., April 2013, Call @ $21			1,300
50	Clean Energy Fuels Corp., June 2013, Call @ $14			2,350
10	Devon Energy Corp., April 2013, Call @ $55			2,100
10	Domtar Corp., April 2013, Call @ $75			3,400
20	Silver Wheaton Corp., April 2013, Call @ $31			2,160
20	Silver Wheaton Corp., April 2013, Call @ $32			1,200
90	Yahoo!, Inc., July 2013, Call @ $22			21,240
40	Yamana Gold, Inc., April 2013, Call @ $14			5,800
40	Yamana Gold, Inc., April 2013, Call @ $15			2,480
	TOTAL CALL OPTIONS WRITTEN - (Premiums received - $33,335) (a)			42,030

** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Option contracts listed on a securities exchange or board of trade (not including Index options) for which market quotations are readily available shall be valued at the last reported sales price or, in the absence of a sale, at the last reported bid price on the valuation date. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,810,548	$ -	$ -	$ 5,810,548
Closed End Funds	1,296,399	-	-	1,296,399
Exchange Traded Funds	452,130	-	-	452,130
Options Purchased	2,000	-	-	2,000
Bonds & Notes	-	33,750	-	33,750
Total	$ 7,561,077	$ 33,750	$ -	$ 7,594,827
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 42,030	$ -	$ -	$ 42,030
Total	$ 42,030	$ -	$ -	$ 42,030

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The Fund may write (sell) covered call options and purchase call and put options.

When the Fund writes an option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/22/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/22/2013